Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details)		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss		¥ (130,931,921)	$ (18,723,015)	¥ (37,365,434)	¥ (36,949,421)
Accretion to redemption value of mezzanine equity		(81,648,716)	(11,675,611)	(105,969,614)	(108,440,354)
Less: Net income attributable to noncontrolling interests		(1,520)	(217)	25,878	1,057
Net loss attributable to the Pomdoctor Limited’s ordinary shareholders		¥ (212,579,117)	$ (30,398,409)	¥ (143,360,926)	¥ (145,390,832)
Denominator:
Weighted average number of shares outstanding – basic (in Shares)	[1]	9,680,622	9,680,622	6,310,198	6,310,198
Weighted average number of shares outstanding – diluted (in Shares)	[1]	9,680,622	9,680,622	6,310,198	6,310,198
Loss per share – Basic: (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (21.96)	$ (3.14)	¥ (22.72)	¥ (23.04)
Loss per share – Diluted: (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (21.96)	$ (3.14)	¥ (22.72)	¥ (23.04)

[1]	Ordinary shares and share data have been retroactively restated to give effect to the nominal share issuance for the Reorganization completed on August 8, 2024 (Note 1).